SCHEDULE OF CONDENSED BALANCE SHEETS (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Current assets:
Cash	$ 100,000
Total current assets	33,597,982	$ 23,463,414
Non-current asset:
Total non-current assets	3,845,309	3,291,091
Total assets	37,443,291	26,754,505
Current liabilities:
Accrued expenses and other current liabilities	3,907	42,267
Amounts due to related parties, current	78,506	30,222
Total current liabilities	19,519,592	13,435,975
Non-current liability:
Amounts due to a related party, non-current	272,997
Total non-current liabilities	1,864,720	418,784
Total liabilities	21,384,312	13,854,759
Shareholders’ equity
Additional paid in capital	14,438,304	12,157,104
Retained earnings	611,458	324,893
Accumulated other comprehensive income (loss)	178,629	(267,863)
Total shareholders’ equity	16,058,979	12,899,746	$ 10,580,949	$ 8,120,637
Total liabilities and shareholder’s equity	37,443,291	26,754,505
Common Class A [Member]
Shareholders’ equity
Ordinary shares	10,010	4,010
Common Class B [Member]
Shareholders’ equity
Ordinary shares	9,200	9,200
Consolidated Entities [Member]
Current assets:
Cash	108,577	25,428
Advances to suppliers		135,000
Amounts due from subsidiaries	2,247,207
Prepayments and other current assets, net	2,684,993	756,585
Total current assets	5,040,777	917,013
Non-current asset:
Investment in subsidiaries	11,492,076	12,405,300
Total non-current assets	11,492,076	12,405,300
Total assets	16,532,853	13,322,313
Current liabilities:
Accrued expenses and other current liabilities	50,448	292,528
Amounts due to related parties, current	153,889	130,039
Total current liabilities	204,337	422,567
Non-current liability:
Amounts due to a related party, non-current	269,537
Total non-current liabilities	269,537
Total liabilities	473,874	422,567
Shareholders’ equity
Additional paid in capital	14,438,304	12,157,104
Retained earnings	1,422,836	997,295
Accumulated other comprehensive income (loss)	178,629	(267,863)
Total shareholders’ equity	16,058,979	12,899,746
Total liabilities and shareholder’s equity	16,532,853	13,322,313
Consolidated Entities [Member] | Common Class A [Member]
Shareholders’ equity
Ordinary shares	10,010	4,010
Consolidated Entities [Member] | Common Class B [Member]
Shareholders’ equity
Ordinary shares	$ 9,200	$ 9,200